Notes Payable and Accrued Interest - Ya Global Master Spv Ltd (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Convertible Notes Payable and Accrued Interest/ Notes Payable and Accrued Interest - Ya Global Master Spv Ltd [Abstract]
Schedule of notes payable and accrued interest

	September 30,	December 31,
	2015	2014
	(Unaudited)
2015 YA Loan - interest at 10% per annum, due in 12 monthly installments of principal ($50,000 in July 2015, $40,000 monthly August 2015 to October 2015, $35,000 monthly November 2015 to February 2016, $40,000 monthly March 2016 to May 2016 and $70,000 on June 1, 2016) and interest.	$370,000	$-

2014 YA Loan - interest at 10% per annum, due and repaid in monthly installments of principal and interest through April 2015		225,000

Less: Unamortized debt discount at September 30, 2015 and December 31, 2014	(33,333)	(12,133)
Principal, net	336,667	212,867
Accrued interest	3,041	1,911
Total	$339,708	$214,778

	December 31,	December 31,
	2014	2013

Due to YA in the original principal amount of $200,000 (which included a $20,000 monitoring and management fee), interest at 10% per annum.	$-	$175,000
Less: Unamortized debt discount at December 31, 2014 and December 31, 2013	-	(13,332)
Principal, net	-	161,668
Accrued interest	-	1,458
Due to YA in the original principal amount of $500,000 (which includes: (i) a $39,000 commitment fee, (ii) the 2013 YA Loan balance of $110,680, and (iii) $1,096 of pre-paid interest), interest at 10% per annum. The 2014 YA Loan is due in 12 monthly installments of principal ($50,000 in June 2014; $40,000 monthly July 2014 to September 2014; $35,000 monthly October 2014 to January 2015; $40,000 monthly February 2015 to April 2015; and $70,000 on April 22, 2015), plus interest.	$225,000	$-
Less: Unamortized debt discount at December 31, 2014 and December 31, 2013	(12,133)	-
Principal, net	212,867	-
Accrued interest	1,911	-
Total	$214,778	$163,126